Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of unrecognized income tax benefits
Unrecognized tax benefits balance at beginning of year	$ 48	$ 48	$ 47
Additions for tax positions of current year	7	7	6
Additions for tax positions of prior years	2	0	1
Reductions for tax positions of prior years	0	(6)	0
Reductions for settlements of tax positions	0	(1)	0
Reductions for lapses in statutes of limitations	(6)	0	(6)
Unrecognized tax benefits balance at end of year	$ 51	$ 48	$ 48